Note 4 - Securities (Detail) - Securities with Unrealized Losses not Recognized in Income (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available for Sale Securities with Unrealized Losses, Less than 12 Months, Fair Value	$ 47,271	$ 3,738
Available for Sale Securities with Unrealized Losses, Less than 12 Months, Unrealized Losses	(163)	(2)
Available for Sale Securities with Unrealized Losses, 12 Months or More, Fair Value	1,816	44,904
Available for Sale Securities with Unrealized Losses, 12 Months or More, Unrealized Losses	(7)	(148)
Available for Sale Securities with Unrealized Losses, Fair Value	49,087	48,642
Available for Sale Securities with Unrealized Losses, Unrealized Losses	(170)	(150)
US Government Agencies Debt Securities [Member]
Available for Sale Securities with Unrealized Losses, Less than 12 Months, Fair Value	10,135	0
Available for Sale Securities with Unrealized Losses, Less than 12 Months, Unrealized Losses	(15)	0
Available for Sale Securities with Unrealized Losses, 12 Months or More, Fair Value	0	17,974
Available for Sale Securities with Unrealized Losses, 12 Months or More, Unrealized Losses	0	(25)
Available for Sale Securities with Unrealized Losses, Fair Value	10,135	17,974
Available for Sale Securities with Unrealized Losses, Unrealized Losses	(15)	(25)
Municipal Securities [Member]
Available for Sale Securities with Unrealized Losses, Less than 12 Months, Fair Value	17,141
Available for Sale Securities with Unrealized Losses, Less than 12 Months, Unrealized Losses	(93)
Available for Sale Securities with Unrealized Losses, 12 Months or More, Fair Value	582
Available for Sale Securities with Unrealized Losses, 12 Months or More, Unrealized Losses	(2)
Available for Sale Securities with Unrealized Losses, Fair Value	17,723
Available for Sale Securities with Unrealized Losses, Unrealized Losses	(95)
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Available for Sale Securities with Unrealized Losses, Less than 12 Months, Fair Value	0	0
Available for Sale Securities with Unrealized Losses, Less than 12 Months, Unrealized Losses	0	0
Available for Sale Securities with Unrealized Losses, 12 Months or More, Fair Value	513	18,091
Available for Sale Securities with Unrealized Losses, 12 Months or More, Unrealized Losses	(2)	(87)
Available for Sale Securities with Unrealized Losses, Fair Value	513	18,091
Available for Sale Securities with Unrealized Losses, Unrealized Losses	(2)	(87)
Collateralized Mortgage Obligations [Member]
Available for Sale Securities with Unrealized Losses, Less than 12 Months, Fair Value	19,995	0
Available for Sale Securities with Unrealized Losses, Less than 12 Months, Unrealized Losses	(55)	0
Available for Sale Securities with Unrealized Losses, 12 Months or More, Fair Value	721	6,590
Available for Sale Securities with Unrealized Losses, 12 Months or More, Unrealized Losses	(3)	(15)
Available for Sale Securities with Unrealized Losses, Fair Value	20,716	6,590
Available for Sale Securities with Unrealized Losses, Unrealized Losses	(58)	(15)
US States and Political Subdivisions Debt Securities [Member]
Available for Sale Securities with Unrealized Losses, Less than 12 Months, Fair Value		3,738
Available for Sale Securities with Unrealized Losses, Less than 12 Months, Unrealized Losses		(2)
Available for Sale Securities with Unrealized Losses, 12 Months or More, Fair Value		2,249
Available for Sale Securities with Unrealized Losses, 12 Months or More, Unrealized Losses		(21)
Available for Sale Securities with Unrealized Losses, Fair Value		5,987
Available for Sale Securities with Unrealized Losses, Unrealized Losses		$ (23)